ACCRUED LIABILITIES - Narrative (Details) - MGM - MGM Amendment - MGM - USD ($) $ in Thousands	Oct. 30, 2020	Dec. 31, 2021
Related Party Transaction [Line Items]
Related parties liabilities	$ 20,000	$ 0
Payment term	2 years